Subsequent Events	3 Months Ended	12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
10.	SUBSEQUENT EVENTS

Management evaluated subsequent events as of the date of the financial statements pursuant to ASC TOPIC 855, and reported the following events:

On October 5, 2020, the Company issued 992,387 shares of common stock for services in the amount of $29,722.

On October 7, 2020, the Company received gross proceeds of $300,000 for the sale of 13,489,209 shares of commons stock.

On October 16, 2020, the Company issued 5,315,949 shares of common stock upon conversion of principal in the amount of 80,000, plus accrued interest of $4,011, and other fees of $300.

On October 27, 2020, the Company received gross proceeds of $400,000 for the sale of 19,685,040 shares of common stock.

On November 10, 2020, the Company issued 53,615,458 shares of common stock upon conversion of principal in the amount of $35,700 in principal, plus accrued interest of $15,235,

On November 12, 2020, the Company received $300,000 for the sale of 15,237,709 shares of common stock.

On December 1, 2020, the Company entered into a securities purchase agreement with the purchaser set forth on the signature page thereto for the purchase and sale of an aggregate of 120,000,000 shares of the Company’s common stock and warrants to purchase an aggregate of up to 120,000,000 shares of common stock, in a registered direct offering at a combined purchase price of $0.075 per share and warrant, for aggregate gross proceeds to the Company of $9,000,000. The registered direct offering closed on December 3, 2020.

In addition, the Company issued to the placement agent’s designees placement agent warrants to purchase a number of shares equal to 7.0% of the aggregate number of shares sold under the purchase agreement, or warrants to purchase up to an aggregate of 8,400,000 shares. The placement agent warrants generally have the same terms as the warrants issued to the investor, except they have an exercise price of $0.0938 and the placement agent warrants and the shares of common stock issuable thereunder are not registered under the Securities Act of 1933, as amended.

On December 28, 2020, the Company entered into a letter agreement with an existing accredited investor to exercise certain outstanding warrants (the “Exercise”) to purchase up to an aggregate of 120,000,000 shares of the Company’s common stock at an exercise price per share of $0.075 (the “Prior Warrants”).

In consideration for the immediate exercise of the Prior Warrants for cash, the exercising investor received new unregistered warrants to purchase up to an aggregate of 132,000,000 shares of common stock (the “New Warrants”). The New Warrants have an exercise price of $0.075 per share, with an exercise period of three years from the date of issuance. The closing of the Exercise and issuance of the New Warrants occurred on December 29, 2020. The gross proceeds to the Company from the Exercise were $9.0 million, prior to deducting placement agent fees and offering expenses.

The Company issued to the placement agent’s designees warrants to purchase up to an aggregate of 8,400,000 shares of common stock of the Company, which equals 7.0% of the aggregate number of shares of common stock issuable to the investor upon the Exercise. The placement agent warrants have an exercise price of $0.0938 per share and otherwise have identical terms to the New Warrants.

10.	SUBSEQUENT EVENTS

Management evaluated subsequent events as of the date of the financial statements pursuant to ASC TOPIC 855, and reported the following events:

On July 13, 2020, the Company issued 23,420,128 shares of common stock upon conversion of principal in the amount of $80,000, plus accrued interest of $3,989, and $300 in other fees.

On July 14, 2020, the Company issued 1,047,679 shares of common stock for services in the amount of $29,335.

On July 15, 2020, the Company issued 48,802,884 shares of common stock upon conversion of principal in the amount of $33,000, plus accrued interest of $13,363.

On July 27, 2020, the Company entered into a common stock purchase agreement, whereby an investor purchased 20,000,000 shares of common stock at a purchase price of $0.025.

On August 12, 2020, the Company issued 836,678 shares of common stock for services in the amount of $29,267.

On August 12, 2020, the Company issued 5,294,205 shares of common stock upon conversion of principal in the amount of $80,000, plus accrued interest of $3,989, and $300 in other fees.

On September 1, 2020, the Company entered into a research agreement with the University of Iowa. As consideration under the research agreement, the University of Iowa will receive a maximum of $299,966 from the Company. The research agreement may be terminated by either party upon sixty (60) days prior written notice or by either party upon notice of a material breach or default which is not cured within 90 days of receipt of written notice of such breach. This term of the research agreement runs through August 31, 2021, but may be extended upon mutual agreement of the parties.

On September 4, 2020, the Company issued 929,546 shares of common stock for services in the amount of $29,699.

On September 11, 2020, the Company issued 2,390,871 shares of common stock upon conversion of principal in the amount of $40,000, plus accrued interest of $1,994.52 and $300 in other expenses.

On September 21, 2020, the Company entered into a purchase agreement (the "Purchase Agreement") with GHS Investments, LLC ("GHS"). Under the Purchase Agreement, the Company may sell, in its discretion (subject to the terms and conditions of the Purchase Agreement) up to an aggregate of $4,000,000 of common stock to GHS.

The Company has the right, in its sole discretion, subject to the conditions and limitations in the Purchase Agreement, to direct GHS, by delivery of a purchase notice from time to time (a "Purchase Notice") to purchase (each, a "Purchase") over the 6-month term of the Purchase Agreement, a minimum of $10,000 and up to a maximum of $400,000 (the "Purchase Amount") of shares of common stock (the "Purchase Shares") for each Purchase Notice (provided that, the Purchase Amount for any Purchase will not exceed two times the average of the daily trading dollar volume of the common stock during the 10 business days preceding the purchase date). The number of Purchase Shares we will issue under each Purchase will be equal to 112.5% of the Purchase Amount sold under such Purchase, divided by the Purchase Price per share (as defined under the Purchase Agreement). The "Purchase Price" is defined as 90% of the lowest end-of-day volume weighted average price of the common stock for the five consecutive business days immediately preceding the purchase date, including the purchase date. We may not deliver more than one Purchase Notice to GHS every ten business days, except as the parties may otherwise agree.

Other than as described above, there are no trading volume requirements or restrictions under the Purchase Agreement. We will control the timing and amount of any sales of our common stock to GHS. We may at any time in our sole discretion terminate the Purchase Agreement.

The Purchase Agreement prohibits us from directing GHS to purchase any shares of common stock if those shares, when aggregated with all other shares of our common stock then beneficially owned by GHS and its affiliates, would result in GHS and its affiliates having beneficial ownership, at any single point in time, of more than 4.99% of the then total outstanding shares of our common stock.

Events of default under the Purchase Agreement include the following:

●	the effectiveness of the registration statement for the Purchase Shares lapses for any reason or is unavailable for the resale by GHS of the Purchase Shares;

●	the suspension of our common stock from trading for a period of two business days;

●	the delisting of the Company's common stock from the OTC Pink; provided, however, that the common stock is not immediately thereafter trading on the Nasdaq Capital Market, New York Stock Exchange, the Nasdaq Global Market, the Nasdaq Global Select Market, the NYSE American, or the OTCQX or OTCQB;

●	the failure for any reason by the transfer agent to issue Purchase Shares to GHS within three business days after the applicable date on which GHS is entitled to receive such securities;

●	any breach of the representations and warranties or covenants contained in the Purchase Agreement if such breach would reasonably be expected to have a material adverse effect and such breach is not cured within five business days;

●	insolvency or bankruptcy proceedings are commenced by or against us, as more fully described in the Purchase Agreement; or

●	if at any time we are not eligible to transfer our common stock electronically via DWAC.

So long as an event of default (all of which are outside the control of GHS) has occurred and is continuing, the Company may not deliver to GHS any Purchase Notice.

We will pay a finder's fee to J.H. Darbie & Co., Inc. of 4% of the net proceeds we receive from sales of our common stock to GHS under the Purchase Agreement.